Acquisitions Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Estimated Fair Value of Assets and Liabilities Assumed [Table Text Block]
The following table summarizes the final allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on December 22, 2012.

Accounts receivable	$398
Inventories	1,524
Property and equipment	6,128
Intangible assets-trademarks	1,132
Intangible assets-supply agreement	4,484
Intangible assets-customer relationships	1,967
Total assets acquired	15,633
Accounts payable	(3,395)
Accrued expenses and other liabilities	(56)
Current portion of capital lease obligation	(423)
Long-term portion of capital lease obligation	(4,952)
Total liabilities assumed	(8,826)
Net assets acquired	$6,807